Business Combination - Additional Information (Detail) - CAN's Acquisition Member $ in Thousands	Dec. 31, 2022 USD ($)
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	29.62%
Consideration transferred	$ 0
Net identifiable assets acquired	$ 1,383
Bottom of range [member]
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	55.00%
Top of range [member]
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	84.62%